SCHEDULE OF BANK LOANS (Details) (Paranthetical) - USD ($)		Sep. 16, 2021	Jul. 07, 2021	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans				$ 47,054
Long-term loan	[1]			414,072
Bank Of Jiangsu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans	[2]			$ 47,054
Loan Agreement [Member] | Bank Of Jiangsu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-term bank loans			$ 47,054
Long-term bank loan			Jul. 07, 2022
Interest rate			7.1775%
Loan Agreement [Member] | Shenzhen Qianhai Weizhong Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-term bank loan		Sep. 16, 2023
Interest rate		8.46%
Long-term loan		$ 414,072

[1]	On September 16, 2021, Wunong Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr.Changbin Xia, for whom the chief executive officer of Wunong Shenzhen.
[2]	On July 7, 2021, Wunong Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $47,054 as working capital for one year, with maturity date of July 7, 2022. The loan bears a fixed interest rate of 7.1775% per annum.